SUBSEQUENT EVENTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024
SUBSEQUENT EVENTS
Interest rate	10.00%	10.00%
Impairment loss	$ 875,000
Promissory notes issued	$ 32,964